Risk and Uncertainties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Exchange Traded Products [Member] | Coinshares International Limited [Member]
Risk and Uncertainties (Details) [Line Items]
Digital assets	$ 1,145.4	$ 1,191.0